Employee benefits liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 2,114	€ 2,018	€ 1,812
Net defined benefit liability (asset)	3,538	3,531
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	1,200
Estimate of contributions expected to be paid to plan for next annual reporting period	84
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	666	3
Net defined benefit liability (asset)	1,074	1,004
Pension benefits | Collective-Bargaining Arrangement, United Auto Workers And Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	396
Pension benefits | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	268
Pension benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	1,020	345
Net defined benefit liability (asset)	(22,642)	(22,676)	(28,475)
Pension benefits | US and Canada
Disclosure of defined benefit plans [line items]
Employer contributions	1,000
Estimate of contributions expected to be paid to plan for next annual reporting period	37
Estimate of minimum funding contributions expected to be paid to plan for next annual reporting period	26
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	11
Net defined benefit liability (asset)	950	1,270
Pension benefits | US and Canada | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	993	309
Net defined benefit liability (asset)	(18,262)	(17,959)	(21,856)
Pension benefits | United Kingdom
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 10
Weighted average duration of defined benefit obligation	12 years
Net defined benefit liability (asset)	€ (344)	(444)
Pension benefits | United Kingdom | Plan Assets
Disclosure of defined benefit plans [line items]
Employer contributions	21	26
Net defined benefit liability (asset)	(1,800)	(1,989)	(3,148)
Pension benefits | Germany
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 13
Weighted average duration of defined benefit obligation	16 years
Pension benefits | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	9 years
Pension benefits | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Pension benefits | France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ 43	1	0
Health care and life insurance plans | Collective-Bargaining Arrangement, United Auto Workers And Unifor
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	32
Health care and life insurance plans | Voluntary Separation Packages
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ 11
Health care and life insurance plans | U.S.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11 years
Actuarial assumption of medical cost trend rates, next fiscal year	7.10%
Actuarial assumption of medical cost trend rates, next years	0.039
Health care and life insurance plans | Canada
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years
Actuarial assumption of medical cost trend rates, next fiscal year	4.60%
Actuarial assumption of medical cost trend rates, next years	0.04
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	€ (5)	€ (84)	€ (82)
Other post-employment benefits | Plan Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ (290)